[ING STATIONERY]

January 10, 2011

United States Securities and Exchange Commission 100 F Street NE, Room 1580 Washington, DC 20549

Re:	File No. 333-162420
Prospectus Name: ING Select Multi-Index 5 & 7

Dear Commissioners:

On behalf of ING Life Insurance and Annuity Company, we are making this filing for the above offering of securities pursuant to Rule 424(b)(3) of the Securities Act of 1933. This filing is a prospectus supplement regarding a state specific variation. Please call me with your questions or comments.

Sincerely,

/s/ Nicholas Morinigo Nicholas Morinigo Counsel ING Life Insurance and Annuity Company 1475 Dunwoody Drive West Chester, PA 19380-1478

Tel: (610) 425-3447
Fax: (610) 425-3520